INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2015	2014

Raw materials, parts and supplies	$7,084	$8,130
Work in progress	7,471	5,477
Finished products	10,803	11,505

	$25,358	$25,112

b.         Inventory write-offs totaled $ 2,054, $ 1,002 and $ 2,080 in 2015, 2014 and 2013, respectively.